Income Taxes (Total Income Tax Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	¥ 68,691	¥ 113,912	¥ 144,039
Income taxes on other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	4,013	(11,084)	(6,293)
Net change of debt valuation adjustments	90	0	0
Net change of defined benefit pension plans	(2,864)	(911)	2,582
Net change of foreign currency translation adjustments	729	(1,517)	(8,576)
Net change of unrealized gains (losses) on derivative instruments	(1,258)	139	229
Direct adjustments to shareholders' equity	0	(2)	(1)
Total income taxes	¥ 69,401	¥ 100,537	¥ 131,980